Offerings - Offering: 1	Jan. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.001 per share)
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 172,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.25
Offering Note	(a) Represents 17,250,000 shares (inclusive of the 30-day option for the underwriters to purchase up to an additional 2,250,000 shares) of common stock, $0.001 par value per share, of ProPetro Holding Corp. that will be offered for sale pursuant to the final prospectus to which this exhibit is attached. (b) The proposed maximum aggregate offering price has been calculated based on 17,250,000 shares of common stock multiplied by $10.00 per share, the public offering price. (c) Calculated in accordance with Rule 457(r) and 456(b) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on December 16, 2025 (File No. 333-292170).